Stockholders' Deficit	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stockholders' Deficit

Note 7 - Stockholders' Deficit

Series A Preferred Stock

The Company has 1,000,000 shares of $0.001 par value Series A Preferred Stock ("Series A") authorized of which 44,500 shares are issued and outstanding at December 31, 2011. Each share of Series A can be converted into 20 shares of common stock.

Series B Convertible Preferred Stock

The Company has 850,000 shares of $0.01 par value Series B Convertible Preferred Stock (‘Series B”) authorized of which 850,000 shares are issued and outstanding at September 30, 2011.

In the event of a voluntary or involuntary liquidation,  dissolution or winding  up of the  Company,  prior to the time  the  Series B  becomes convertible  into  common  shares,  the  holders  of  Series B shall be entitled to $0.01 per share. In the event of a voluntary or involuntary liquidation,  dissolution  or winding up of the Company  after the time the Series B becomes  convertible  into common  shares,  the holders of Series B shall be entitled  to share with the  holders of common  stock pari  passu in the assets of the  Company,  on an as  converted  basis, whether such assets are capital or surplus of any nature. The Series B shall be convertible upon the earlier to occur of: (i) the date the Company generates net profits in any two consecutive fiscal quarters or (ii) April 1, 2006.

The  conversion  of  Series B shall be on the  basis of ten  shares  of common  stock for one Series B share,  as may be adjusted  from time to time. Upon conversion, the holder of the Series B will be required to pay to the Company a conversion price for each share of common stock equal to $0.10.

The holders of the Series B shall vote on all matters with the holders of the common stock (and not as a separate class) on a ten vote per share basis.  The holders of the Series B shall be entitled to receive all notices relating to voting as are required to be given to the holders of the common stock.

During 2003, the Company issued to Mr. Peter Klamka, the Company's CEO, 850,000 shares of Series B as consideration for the contribution of an affinity credit card business to Legend Credit.

Series C Convertible Preferred Stock

The Company has 147,775 shares of $0.01 par value Series C Convertible Preferred Stock (“Series C”) authorized of which 147,775 shares are issued and outstanding at September 30, 2011.

In the event of a voluntary or involuntary liquidation,  dissolution or winding  up of the  Company  prior  to the time  the  Series C  becomes convertible  into  common  shares,  the  holders  of  Series C shall be entitled to $0.01 per share. In the event of a voluntary or involuntary liquidation,  dissolution  or winding up of the Company  after the time the Series C becomes  convertible  into common  shares,  the holders of Series C shall be  entitled  to share with the holders of  shares of common stock and Series B convertible preferred stock pari passu in the assets of the Company, on an as converted  basis, whether such assets are capital or surplus of any nature.   The Series C shall be convertible upon the earlier to occur of:  (i) the date the Company generates net profits in any two consecutive fiscal quarters; (ii) April 1, 2006; or (iii) any date that the market price per share of common stock equals or exceeds $0.50.

The conversion of Series C shall be on the basis of one hundred shares of common stock for one Series C share, as may be adjusted from time to time. Upon conversion, the holder of the Series C will be required to pay to the Company a conversion price for each share of common stock equal to $0.10.

The holders of the Series C shall vote on all matters with the holders of the common stock (and not as a separate class) on a ten vote per share basis.  The holders of the Series C shall be entitled to receive all notices relating to voting as are required to be given to the holders of the common stock.

During 2004, the Company issued to Mr. Peter Klamka, the Company's CEO, 147,775 shares of Series C as consideration for the contribution of an additional 10% ownership in Legend Credit. (See Note 3)

Common Stock

During the quarter ended March 31, 2010 the Company issued a total of 3,100,000 (12,400 post split) common shares to convert notes payable for a total consideration of $15,500.

During the quarter ended September 2010 the Company issued a total of 8,000,000 (32,000 post split) shares of common stock to convert certain notes payable in the amount of $40,000.

During the quarter ended September 30, 2010 the Company issued a total of 2,000,000 (8,000 post split) shares of common stock for services rendered totaling $14,000.

During the quarter ended December 31, 2010, the Company issued a total of 7,000,000 (28,000 post split) shares of common stock for services totaling $5,000 and to reduce notes payable by $32,500.

During 2011 the Company issued common shares to consultants for services provided. We have recorded compensation costs at the fair value at the time of issuance and expensed in the periods the service were performed. Total common shares issued for these services were 15,645,000 (62,580 post split) and recorded expenses of $110,000 related to the issuances.

During the quarter ended March 31, 2011, the Company issued a total of 54,800,000 (219,200 post split) shares for services of $2,000 and to reduce notes and loans by $85,600.

During the three months ended June 30, 2011 a total of 10,750,000 (43,000 post split) shares were issued to reduce notes payable by $21,750.

During the three months ended March 31, 2012 a total of 4,650,000 shares of common stock were issued to reduce notes payable by $16,250.

During the three months ended June 30, 2012 a total of 4,200,000 shares of common stock were issued to reduce notes payable by $26,000.